ORGANIZATION AND NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1.   ORGANIZATION AND NATURE OF OPERATIONS

Organization – AV Therapeutics, Inc. (the “Company”) is a Delaware corporation formed on November 14, 2011 under the name “Aquino Milling Inc.” Under its initial business plan, the Company intended to purchase rice milling equipment and commence rice milling operations. On June 10, 2013, the Company changed its name to “Code 2 Action, Inc.” On July 30, 2013, the Company changed its name to “Merica Corp.” The Company was unable to implement its business plan and prior to the Reverse Acquisition (discussed below); Merica Corp. did not have any active business.

On December 13, 2013 (the “Closing Date”), the Company along with AVT Acquisitions, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (the “Subsidiary”) entered into and closed an Agreement and Plan of Merger (the “Merger Agreement”) with Advanced Vaccine Therapeutics, Inc., a Delaware corporation (formerly known as AV Therapeutics, Inc.) (“AVT”). Pursuant to the Merger Agreement, (i) the Subsidiary merged into AVT, such that AVT became a wholly-owned subsidiary of the Company, and (ii) the Company issued 58,000,000 shares, of the Company’s common stock to the shareholders of AVT, representing approximately 77% of the Company’s aggregate issued and outstanding common stock following the closing of the Merger Agreement (following the Share Cancellation and the  initial closing under the Private Placement, each as defined below), in exchange for the cancellation of all of the issued and outstanding shares of common stock of AVT.

In connection with the Merger Agreement, in addition to the foregoing:

(i)           Effective on the Closing Date, 70,000,000 shares of common stock were returned to the Company for cancellation (the “Share Cancellation”).

(ii)          AVT assumed notes payable with an aggregate value of $7,320. Shortly after the Merger in 2013, the holders of the notes converted the notes payable into shares of the Company’s common stock at $0.20 per share. The Company included the $7,320 in shares issuable on the consolidated balance sheet at December 31, 2013 as the 36,596 shares of common stock were issued on January 8, 2014 due to administrative delays.

(iii)         Effective on the Closing Date, Mr. Doug Cole resigned as an officer of the Company. Mr. Cole resigned as a director of the Company on February 5, 2014. In addition, the following individuals were appointed as executive officers and directors of the Company:

Name	Title
Abraham Mittelman	Chief Executive Officer, Chief Financial Officer, Chairman
Morton Coleman	Vice President
Robert Pollock	President, Chief Operating Officer
Raj Kumar Tiwari	Chief Scientific Officer, Director
Debabrata Banerjee	Clinical Development Officer
Jan Geliebter	Secretary

(iv)         On December 19, 2013, the Company changed its name from “Merica Corp.” to “AV Therapeutics, Inc.”

Nature of Operations - The Company is a development stage biopharmaceutical company whose business goals are to discover, develop and commercialize therapeutics to advance the care of patients suffering from cancer.  The Company’s activities are supported by its patents, patent applications, provisional patent applications, and other proprietary intellectual property surrounding capridine and immunogens for treatment of infectious diseases and in specific, prostate cancer, amongst others.  To date, the Company has not developed any commercial products.

NOTE 1.   ORGANIZATION AND NATURE OF OPERATIONS

Organization – AV Therapeutics, Inc. (the “Company”) is a Delaware corporation formed on November 14, 2011 under the name “Aquino Milling Inc.” Under its initial business plan, the Company intended to purchase rice milling equipment and commence rice milling operations. On June 10, 2013, the Company changed its name to “Code 2 Action, Inc.” On July 30, 2013, the Company changed its name to “Merica Corp.” The Company was unable to implement its business plan and prior to the Reverse Acquisition (discussed below); Merica Corp. did not have any active business.

On December 13, 2013 (the “Closing Date”), the Company along with AVT Acquisitions, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (the “Subsidiary”) entered into and closed an Agreement and Plan of Merger (the “Merger Agreement”) with Advanced Vaccine Therapeutics, Inc., a Delaware corporation (formerly known as AV Therapeutics, Inc.) (“AVT”). Pursuant to the Merger Agreement, (i) the Subsidiary merged into AVT, such that AVT became a wholly-owned subsidiary of the Company, and (ii) the Company issued 58,000,000 shares (the “Acquisition Shares”), of the Company’s common stock to the shareholders of AVT, representing approximately 77% of the Company’s aggregate issued and outstanding common stock following the closing of the Merger Agreement (following the Share Cancellation and the  initial closing under the Private Placement, each as defined below), in exchange for the cancellation of all of the issued and outstanding shares of common stock of AVT.

In connection with the Merger Agreement, in addition to the foregoing:

(i)           Effective on the Closing Date, 70,000,000 shares of common stock were returned to the Company for cancellation (the “Share Cancellation”).

(ii)           AVT assumed notes payable with an aggregate value of $7,320. Shortly after the Merger in 2013, the holders of the notes agreed to convert the notes payable into shares of the Company’s common stock at $0.20 per share. The Company has included the $7,320 in shares issuable on the consolidated balance sheet at December 31, 2013 as the 36,596 shares of common stock were not issued until January 8, 2014 due to administrative delays.

(iii)          Effective on the Closing Date, Mr. Doug Cole resigned as officer of the Company. Mr. Cole resigned as a director of the Company on February 5, 2014. In addition, the following individuals were appointed as executive officers and directors of the Company:

Name	Title
Abraham Mittelman	Chief Executive Officer, Chief Financial Officer, Chairman
Morton Coleman	Vice President
Robert Pollock	President, Chief Operating Officer
Raj Kumar Tiwari	Chief Scientific Officer, Director
Debabrata Banerjee	Clinical Development Officer
Jan Geliebter	Secretary

(iv) On December 19, 2013, the Company changed its name from “Merica Corp.” to “AV Therapeutics, Inc.”

The Company completed its private placement memorandum (“PPM”) on September 30, 2013 authorizing the Company to sell up to 12,500,000 shares of its common stock at a price of $0.20 to accredited investors.

In connection with the Merger Agreement, as of the Closing Date the Company entered into and closed subscription agreements with accredited investors (the “Investors”), pursuant to which the Company received an aggregate $709,999 and agreed to issue the Investors 3,550,000 shares of common stock (“Private Placement”).  The Company’s original private placement memorandum dated September 30, 2013 permitted the Company to sell up to 12,500,000 shares of common stock at $0.20 per share. The Company included the receipt of the proceeds in shares issuable on the consolidated balance sheet at December 31, 2013 as the shares were not issued until January 8, 2014 due to administrative delays. As disclosed in Note 9, in connection with the Private Placement, the Company incurred costs of $52,800, which were paid in common shares on January 8, 2014.

AVT is a Delaware corporation that was formed on February 11, 2011.  Prior to the date of incorporation, the activities of AVT were carried out through Applied Vaccine Technology, LLC (“AVT, LLC”), a Delaware limited liability company formed in July 2007 and an entity with common ownership as AVT.  The operations and net assets of AVT, LLC were acquired by AVT on February 11, 2011 and AVT, LLC has since been an inactive entity.

Effective on the Closing Date, pursuant to the Merger Agreement, AVT became a wholly owned subsidiary of the Company. The acquisition of AVT has been treated as a reverse acquisition in accordance with ASC 805-40 (the “Reverse Acquisition”), and the business of AVT became the business of the Company. At the time of the Reverse Acquisition, Merica was not engaged in any significant active business.

Nature of Business - The Company is a development stage biopharmaceutical company whose business goals are to discover, develop and commercialize therapeutics to advance the care of patients suffering from cancer.  The Company’s activities are supported by its patents, patent applications, provisional patent applications, and other proprietary intellectual property surrounding capridine and immunogens for treatment of infectious diseases and in specific, prostate cancer, amongst others.  To date, the Company has not developed any commercial products.